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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP International Value Portfolio
ING VP MidCap Opportunities Portfolio
ING VP SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Brazil: 1.8%
406,300		Cia Vale do Rio Doce ADR	$5,403,790
			5,403,790
		Canada: 7.9%
171,700		Barrick Gold Corp.	5,566,514
99,212		EnCana Corp.	4,060,390
174,400		GoldCorp, Inc.	5,811,008
262,000		Nexen, Inc.	4,443,520
166,700		Suncor Energy, Inc.	3,702,407
			23,583,839
		China: 3.9%
5,150,000	L	Huaneng Power International, Inc.	3,449,901
102,400	L	PetroChina Co., Ltd. ADR	8,161,280
			11,611,181
		France: 11.3%
253,801		Air France-KLM	2,256,679
132,300		BNP Paribas	5,458,253
157,109		Carrefour SA	6,128,832
60,600		PPR	3,885,091
123,776		Sanofi-Aventis	6,946,468
189,680		Total SA	9,379,586
			34,054,909
		Germany: 12.3%
74,400		Allianz AG	6,259,970
262,300		Bayerische Motoren Werke AG	7,534,853
72,300	L	Deutsche Bank AG	2,938,995
633,800		Deutsche Telekom AG	7,867,048
136,545		E.ON AG	3,812,317
147,900		Siemens AG	8,488,726
			36,901,909
		Hong Kong: 4.4%
1,300,000		Hongkong Land Holdings Ltd.	2,961,858
1,547,000		Swire Pacific Ltd.	10,316,752
			13,278,610
		India: 1.1%
241,937		ICICI Bank Ltd. ADR	3,215,343
			3,215,343
		Indonesia: 1.9%
80,790,000		Bumi Resources Tbk PT	5,737,542
			5,737,542
		Italy: 3.7%
114,675		ENI S.p.A.	2,220,370
2,820,400		Terna S.p.A	8,779,653
			11,000,023
		Japan: 19.8%
283,400		Canon, Inc. ADR	8,227,102
275,900		Denso Corp.	5,577,413
1,651,400		Mitsubishi UFJ Financial Group, Inc.	8,135,993
193,400		Nippon Telegraph & Telephone Corp.	7,381,054
86,200		Rohm Co., Ltd.	4,306,783
698,000		Sharp Corp.	5,585,545
258,300		Sony Corp.	5,342,801
546,600		Sumitomo Corp.	4,749,673
241,200		Toyota Motor Corp.	7,661,444
38,700	L	Toyota Motor Corp. ADR	2,449,710
			59,417,518
		Netherlands: 2.6%
589,800		Royal KPN NV	7,874,467
			7,874,467
		Singapore: 2.0%
919,000		United Overseas Bank Ltd.	5,894,730
			5,894,730
		South Korea: 2.9%
50,500	L	Posco ADR	3,374,915
13,100		Samsung Electronics Co., Ltd.	5,412,362
			8,787,277
		Sweden: 0.9%
346,000		Telefonaktiebolaget LM Ericsson	2,797,475
			2,797,475
		Switzerland: 2.5%
97,100		Adecco SA	3,034,401
29,100	L	Zurich Financial Services AG	4,599,060
			7,633,461
		Taiwan: 2.7%
3,605,000		HON HAI Precision Industry Co., Ltd.	8,157,391
			8,157,391

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Turkey: 1.0%
1,113,000	@	KOC Holding A/S		$1,563,126
1,084,000	@	Turkiye Garanti Bankasi A/S		1,534,251
				3,097,377
		United Kingdom: 15.3%
156,571		AstraZeneca PLC		5,544,940
129,700		BP PLC ADR		5,200,970
597,738		Cadbury PLC		4,508,721
110,200		Diageo PLC ADR		4,931,450
393,600		GlaxoSmithKline PLC		6,130,178
198,900		Rio Tinto PLC		6,678,658
3,017,000		Vodafone Group PLC		5,259,984
1,395,300		WPP PLC		7,846,862
				46,101,763
		Total Common Stock
		(Cost $333,683,714)		294,548,605
SHORT-TERM INVESTMENTS: 7.7%
		Affiliated Mutual Fund: 1.5%
4,585,000		ING Institutional Prime Money Market Fund - Class I		4,585,000
		Total Mutual Fund
		(Cost $4,585,000)		4,585,000

Principal Amount				Value
		Securities Lending Collateral(cc): 6.2%
$18,730,085		Bank of New York Mellon Corp. Institutional Cash Reserves		$18,661,172
		Total Securities Lending Collateral
		(Cost $18,730,085)		18,661,172
		Total Short-Term Investments
		(Cost $23,315,085)		23,246,172
		Total Investments in Securities
		(Cost $356,998,799)*	105.7%	$317,794,777
		Other Assets and Liabilities - Net	(5.7)	(17,046,279)
		Net Assets	100.0%	$300,748,498

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $373,997,230.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,812,927
		Gross Unrealized Depreciation		(65,015,380)
		Net Unrealized Depreciation		$(56,202,453)

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Airlines	0.8%
Auto Manufacturers	5.9
Auto Parts & Equipment	1.9
Banks	9.0
Beverages	1.7
Coal	1.9
Commercial Services	1.0
Distribution/Wholesale	1.6
Electric	5.3
Electronics	2.7
Food	3.5
Holding Companies - Diversified	4.0
Home Furnishings	3.6
Insurance	3.6
Iron/Steel	1.1
Media	2.6
Mining	7.8
Miscellaneous Manufacturing	2.8
Office/Business Equipment	2.7
Oil & Gas	12.4
Pharmaceuticals	6.2
Real Estate	1.0
Retail	1.3
Semiconductors	3.2
Telecommunications	10.4
Short-Term Investments	1.5
Other Assets and Liabilities - Net	0.5
Net Assets	100.0%

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$72,072,394	$—
Level 2- Other Significant Observable Inputs	245,722,383	—
Level 3- Significant Unobservable Inputs	—	—
Total	$317,794,777	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Aerospace/Defense: 1.6%
55,650		L-3 Communications Holdings, Inc.	$3,773,070
85,990	@	TransDigm Group, Inc.	2,823,912
			6,596,982
		Apparel: 2.0%
501,850	@	Coach, Inc.	8,380,895
			8,380,895
		Auto Manufacturers: 2.0%
137,990	@	Navistar International Corp.	4,617,145
151,250		Paccar, Inc.	3,896,200
			8,513,345
		Auto Parts & Equipment: 1.1%
248,620	@@	Autoliv, Inc.	4,616,873
			4,616,873
		Banks: 0.8%
55,790		Northern Trust Corp.	3,337,358
			3,337,358
		Biotechnology: 2.6%
133,665	@	Gilead Sciences, Inc.	6,191,363
104,470	@	Myriad Genetics, Inc.	4,750,251
			10,941,614
		Chemicals: 3.7%
200,110		Airgas, Inc.	6,765,719
186,630		Ecolab, Inc.	6,481,660
41,200		Sherwin-Williams Co.	2,141,164
			15,388,543
		Coal: 1.0%
326,990		Arch Coal, Inc.	4,371,856
			4,371,856
		Commercial Services: 3.2%
76,990	@, L	Alliance Data Systems Corp.	2,844,781
95,980	@	Apollo Group, Inc. - Class A	7,518,113
30,533	@	FTI Consulting, Inc.	1,510,773
13,670	@	ITT Educational Services, Inc.	1,659,811
			13,533,478
		Computers: 1.6%
466,714	@	NetApp, Inc.	6,926,036
			6,926,036
		Cosmetics/Personal Care: 0.9%
65,762	@, L	Chattem, Inc.	3,685,960
			3,685,960
		Diversified Financial Services: 3.1%
453,110		Invesco Ltd.	6,280,105
85,132	@	Knight Capital Group, Inc.	1,204,584
292,640	@	Nasdaq Stock Market, Inc.	5,729,891
			13,214,580
		Electric: 0.2%
29,950		Northeast Utilities	646,621
			646,621
		Electronics: 3.3%
259,040	@	Cogent, Inc.	3,082,576
164,670	@	Dolby Laboratories, Inc.	5,616,894
244,700	@	Flir Systems, Inc.	5,011,456
			13,710,926
		Environmental Control: 1.1%
356,670		Nalco Holding Co.	4,661,677
			4,661,677
		Healthcare - Products: 6.0%
94,979		CR Bard, Inc.	7,571,726
131,020	@	Gen-Probe, Inc.	5,971,892
324,087	@	St. Jude Medical, Inc.	11,774,081
			25,317,699
		Home Builders: 0.5%
211,100		D.R. Horton, Inc.	2,047,670
			2,047,670
		Household Products/Wares: 1.0%
84,350		Church & Dwight Co., Inc.	4,405,601
			4,405,601
		Insurance: 2.2%
127,600		AON Corp.	5,208,632
188,330		WR Berkley Corp.	4,246,842
			9,455,474
		Internet: 4.1%
166,080	@	F5 Networks, Inc.	3,479,376
213,910	@	McAfee, Inc.	7,165,985

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Internet (continued)
82,890	@, L	Priceline.com, Inc.	$6,530,074
			17,175,435
		Leisure Time: 1.0%
198,980	@	WMS Industries, Inc.	4,160,672
			4,160,672
		Machinery - Diversified: 1.8%
98,332		Roper Industries, Inc.	4,174,193
123,260		Wabtec Corp.	3,251,599
			7,425,792
		Media: 2.4%
501,273	@	Liberty Media Corp. - Entertainment	10,000,394
			10,000,394
		Miscellaneous Manufacturing: 4.3%
114,590		Brink’s Co.	3,032,051
203,620		Honeywell International, Inc.	5,672,853
145,970		Illinois Tool Works, Inc.	4,503,175
123,960		ITT Corp.	4,768,741
			17,976,820
		Oil & Gas: 7.8%
96,500		Hess Corp.	5,230,300
184,616		Murphy Oil Corp.	8,265,258
127,030	@@	Nexen, Inc.	2,154,429
153,890		Patterson-UTI Energy, Inc.	1,378,854
184,090	@	Southwestern Energy Co.	5,465,632
519,950	@@	Talisman Energy, Inc.	5,459,475
150,785		XTO Energy, Inc.	4,617,037
			32,570,985
		Oil & Gas Services: 0.4%
84,310		Smith International, Inc.	1,810,979
			1,810,979
		Packaging & Containers: 0.8%
65,220		Silgan Holdings, Inc.	3,426,659
			3,426,659
		Pharmaceuticals: 3.0%
201,710	@	Express Scripts, Inc.	9,312,951
104,110	@	Watson Pharmaceuticals, Inc.	3,238,862
			12,551,813
		Retail: 12.4%
145,200		Advance Auto Parts, Inc.	5,964,816
456,980		American Eagle Outfitters	5,593,435
364,831		Burger King Holdings, Inc.	8,372,871
69,340	@, L	Chipotle Mexican Grill, Inc.	4,602,789
130,520		Darden Restaurants, Inc.	4,471,615
106,190	@	Dollar Tree, Inc.	4,730,765
490,970		Gap, Inc.	6,377,700
86,200		Ross Stores, Inc.	3,092,856
341,230		TJX Cos., Inc.	8,749,137
			51,955,984
		Semiconductors: 7.0%
452,180		Altera Corp.	7,935,759
99,260		Analog Devices, Inc.	1,912,740
319,960	@	Broadcom Corp.	6,392,801
149,410		Linear Technology Corp.	3,433,442
615,640		National Semiconductor Corp.	6,322,623
900,150	@	ON Semiconductor Corp.	3,510,585
			29,507,950
		Software: 7.5%
180,430	@	Adobe Systems, Inc.	3,859,398
194,500	@	BMC Software, Inc.	6,418,500
82,660		Dun & Bradstreet Corp.	6,364,820
237,460	@	Fiserv, Inc.	8,657,792
231,230	@	Intuit, Inc.	6,243,210
			31,543,720
		Telecommunications: 5.0%
121,270		Embarq Corp.	4,590,070
353,540	@	Juniper Networks, Inc.	5,324,312
297,770	@	Polycom, Inc.	4,582,680
270,430	@	SBA Communications Corp.	6,301,019
			20,798,081
		Transportation: 1.8%
305,660		JB Hunt Transport Services, Inc.	7,369,463
			7,369,463
		Total Common Stock
		(Cost $442,771,934)	408,027,935
MUTUAL FUNDS: 1.8%
		Open-End Funds: 1.8%
243,052		iShares Russell Midcap Growth Index Fund	7,315,865
		Total Mutual Funds
		(Cost $8,242,921)	7,315,865
		Total Long-Term Investments
		(Cost $451,014,855)	415,343,800

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 4.2%
		Affiliated Mutual Fund: 0.4%
1,549,000		ING Institutional Prime Money Market Fund - Class I		$1,549,000
		Total Mutual Fund
		(Cost $1,549,000)		1,549,000

Principal Amount				Value
		Securities Lending Collateral(cc): 3.8%
$16,492,257		Bank of New York Mellon Corp. Institutional Cash Reserves		$16,229,108
		Total Securities Lending Collateral
		(Cost $16,492,257)		16,229,108
		Total Short-Term Investments
		(Cost $18,041,257)		17,778,108
		Total Investments in Securities
		(Cost $469,056,112)*	103.2%	$433,121,908
		Other Assets and Liabilities - Net	(3.2)	(13,344,437)
		Net Assets	100.0%	$419,777,471

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $479,680,996.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$17,195,828
		Gross Unrealized Depreciation		(63,754,916)
		Net Unrealized Depreciation		$(46,559,088)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$416,892,800	$—
Level 2- Other Significant Observable Inputs	16,229,108	—
Level 3- Significant Unobservable Inputs	—	—
Total	$433,121,908	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.6%
		Advertising: 0.5%
53,954	@	inVentiv Health, Inc.	$440,265
			440,265
		Aerospace/Defense: 2.7%
36,100		Curtiss-Wright Corp.	1,012,605
35,788	@	Moog, Inc.	818,472
28,500	@	Teledyne Technologies, Inc.	760,380
			2,591,457
		Auto Parts & Equipment: 0.7%
35,800	@@	Autoliv, Inc.	664,806
			664,806
		Banks: 1.7%
35,500		Bank Mutual Corp.	321,630
23,130	@	Signature Bank	652,960
14,400	L	Westamerica Bancorp.	656,064
			1,630,654
		Biotechnology: 7.4%
18,700	@	Acorda Therapeutics, Inc.	370,447
27,000	@	Alexion Pharmaceuticals, Inc.	1,016,820
7,700	@	AMAG Pharmaceuticals, Inc.	283,129
11,630	@	Bio-Rad Laboratories, Inc.	766,417
32,900	@	Cubist Pharmaceuticals, Inc.	538,244
26,100	@, L	InterMune, Inc.	429,084
39,100	@	Medicines Co.	423,844
29,700	@	Momenta Pharmaceuticals, Inc.	326,997
21,200	@	Myriad Genetics, Inc.	963,964
15,916	@	Nanosphere, Inc.	79,103
11,800	@	OSI Pharmaceuticals, Inc.	451,468
71,099	@	RTI Biologics, Inc.	202,632
37,600	@	Seattle Genetics, Inc.	370,736
11,600	@	United Therapeutics Corp.	766,644
75,400	@	Vical, Inc.	144,768
			7,134,297
		Building Materials: 1.0%
33,000		Simpson Manufacturing Co., Inc.	594,660
16,200	L	Texas Industries, Inc.	405,000
			999,660
		Chemicals: 1.4%
30,900		Albemarle Corp.	672,693
17,300		Minerals Technologies, Inc.	554,465
45,500	@	Solutia, Inc.	85,085
			1,312,243
		Commercial Services: 6.5%
46,384		Arbitron, Inc.	696,224
17,781	@	Capella Education Co.	942,393
91,343		Diamond Management & Technology Consultants, Inc.	232,925
5,631	@	First Advantage Corp.	77,595
17,000	@	FTI Consulting, Inc.	841,160
46,600	@	Geo Group, Inc.	617,450
18,200		Global Payments, Inc.	608,062
36,400	@	Resources Connection, Inc.	548,912
27,830	@, @@	Steiner Leisure Ltd.	679,330
20,105		Watson Wyatt Worldwide, Inc.	992,584
			6,236,635
		Computers: 6.4%
24,000	@	CACI International, Inc.	875,760
56,000	@, L	Data Domain, Inc.	703,920
131,300	@	Mentor Graphics Corp.	582,972
48,200	@	Micros Systems, Inc.	903,750
82,300	@, @@	Ness Technologies, Inc.	242,785
48,300	@	Riverbed Technolgoy, Inc.	631,764
56,700	@, L	Stratasys, Inc.	468,909
50,900	@	SYKES Enterprises, Inc.	846,467
31,700	@, L	Synaptics, Inc.	848,292
15,483	@, @@	Xyratex Ltd.	34,063
			6,138,682
		Cosmetics/Personal Care: 1.0%
17,700	@	Chattem, Inc.	992,085
			992,085
		Distribution/Wholesale: 2.5%
40,800	@	LKQ Corp.	582,216
32,400		Owens & Minor, Inc.	1,073,412
56,200		Pool Corp.	753,080
			2,408,708

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 1.7%
2,900		Greenhill & Co., Inc.	$214,165
40,276	@	Interactive Brokers Group, Inc.	649,652
19,200	@	Investment Technology Group, Inc.	489,984
13,900	@, L	KBW, Inc.	282,865
			1,636,666
		Electric: 1.1%
32,700		Black Hills Corp.	585,003
10,600		ITC Holdings Corp.	462,372
			1,047,375
		Electronics: 3.1%
11,700	@	Dionex Corp.	552,825
27,193	@	Flir Systems, Inc.	556,913
55,800	@	Plexus Corp.	771,156
35,886	@	Varian, Inc.	851,934
20,800		Woodward Governor Co.	232,544
			2,965,372
		Entertainment: 1.0%
52,300	@	Bally Technologies, Inc.	963,366
			963,366
		Environmental Control: 2.3%
17,696	@	Clean Harbors, Inc.	849,408
52,644	@	Waste Connections, Inc.	1,352,951
			2,202,359
		Food: 1.0%
23,700		Corn Products International, Inc.	502,440
79,471	@	Smart Balance, Inc.	480,005
			982,445
		Hand/Machine Tools: 0.5%
22,100		Franklin Electric Co., Inc.	489,073
			489,073
		Healthcare - Products: 5.5%
18,800	@	Gen-Probe, Inc.	856,904
17,488	@	Haemonetics Corp.	963,239
33,600	@	Immucor, Inc.	845,040
45,374		Meridian Bioscience, Inc.	822,177
39,000	@	Merit Medical Systems, Inc.	476,190
43,698	@	Micrus Endovascular Corp.	260,877
10,700	@	NuVasive, Inc.	335,766
15,615	@, @@	Orthofix International NV	289,190
19,700	@	SonoSite, Inc.	352,236
33,730	@	Spectranetics Corp.	85,337
			5,286,956
		Healthcare - Services: 1.8%
48,300	@	Psychiatric Solutions, Inc.	759,759
20,979		Universal Health Services, Inc.	804,335
29,605	@, L	Virtual Radiologic Corp.	206,939
			1,771,033
		Insurance: 0.6%
17,728	@, @@	Argo Group International Holdings Ltd.	534,145
			534,145
		Internet: 1.6%
42,600	@	Vocus, Inc.	566,154
78,800	@	Websense, Inc.	945,600
			1,511,754
		Iron/Steel: 0.3%
99,400	@@	Gerdau AmeriSteel Corp.	305,158
			305,158
		Leisure Time: 1.1%
15,700	L	Polaris Industries, Inc.	336,608
32,500	@	WMS Industries, Inc.	679,575
			1,016,183
		Machinery - Diversified: 2.7%
42,500		Cognex Corp.	567,375
21,700	L	Gorman-Rupp Co.	429,660
19,900		Nordson Corp.	565,757
39,700		Sauer-Danfoss, Inc.	96,868
35,004		Wabtec Corp.	923,406
			2,583,066
		Metal Fabricate/Hardware: 0.2%
8,700		Kaydon Corp.	237,771
			237,771
		Miscellaneous Manufacturing: 3.7%
43,700		Actuant Corp.	451,421
24,100	L	Acuity Brands, Inc.	543,214
20,200		Aptargroup, Inc.	629,028
66,686		Barnes Group, Inc.	712,873
40,275	@	EnPro Industries, Inc.	688,703
81,700	@	Hexcel Corp.	536,769
			3,562,008
		Oil & Gas: 3.9%
28,800	@	Bill Barrett Corp.	640,512
74,400	@	Carrizo Oil & Gas, Inc.	660,672

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
76,900	@	EXCO Resources, Inc.	$769,000
25,000		Holly Corp.	530,000
96,400	@	McMoRan Exploration Co.	453,080
36,600		Penn Virginia Corp.	401,868
118,100	@, L	Petroquest Energy, Inc.	283,440
			3,738,572
		Oil & Gas Services: 2.1%
10,800	L	Core Laboratories NV	790,128
27,500	@	Dril-Quip, Inc.	844,250
129,000	@	Key Energy Services, Inc.	371,520
			2,005,898
		Packaging & Containers: 0.6%
27,900		Bemis Co.	585,063
			585,063
		Pharmaceuticals: 3.5%
105,212	@	Akorn, Inc.	90,482
18,100	@, L	Auxilium Pharmaceuticals, Inc.	501,732
11,800	@, L	BioMarin Pharmaceuticals, Inc.	145,730
28,200	@	Cypress Bioscience, Inc.	200,502
43,700	@	Isis Pharmaceuticals, Inc.	655,937
33,137	@	Nektar Therapeutics	178,608
19,680		Omnicare, Inc.	481,963
33,800	@	Onyx Pharmaceuticals, Inc.	964,990
26,300	@	Savient Pharmaceuticals, Inc.	130,185
			3,350,129
		Retail: 5.4%
43,700	@	Aeropostale, Inc.	1,160,672
56,100	@	California Pizza Kitchen, Inc.	733,788
14,100		Casey’s General Stores, Inc.	375,906
8,147	@, L	Chipotle Mexican Grill, Inc.	540,798
23,500	@	Hibbett Sporting Goods, Inc.	451,670
34,515	@	Jo-Ann Stores, Inc.	563,975
40,712	@, L	Lumber Liquidators, Inc.	519,078
31,500	@, L	PF Chang’s China Bistro, Inc.	720,720
23,620	@	Wet Seal, Inc.	79,363
			5,145,970
		Semiconductors: 5.6%
151,900	@	Entegris, Inc.	130,634
49,862	@	Formfactor, Inc.	898,513
121,500	@	Integrated Device Technology, Inc.	552,825
78,200		Micrel, Inc.	550,528
45,500	@	MKS Instruments, Inc.	667,485
41,100	@	Monolithic Power Systems, Inc.	637,050
84,000	@	ON Semiconductor Corp.	327,600
67,100	@	Semtech Corp.	895,785
93,224	@, @@	Verigy Ltd.	769,098
			5,429,518
		Software: 6.7%
32,928	@	Ansys, Inc.	826,493
76,640		Blackbaud, Inc.	889,790
57,700	@	Commvault Systems, Inc.	632,969
46,500	@	Concur Technologies, Inc.	892,335
28,900	@	Parametric Technology Corp.	288,422
42,972	@	PROS Holdings, Inc.	199,820
54,200	@	Solera Holdings, Inc.	1,343,073
27,000	@	SPSS, Inc.	767,610
35,600	@	Ultimate Software Group, Inc.	614,456
			6,454,968
		Storage/Warehousing: 0.4%
37,600	@	Mobile Mini, Inc.	433,152
			433,152
		Telecommunications: 3.2%
84,200		Alaska Communications Systems Group, Inc.	564,140
19,300	@	Comtech Telecommunications	478,061
23,800		NTELOS Holdings Corp.	431,732
60,900	@	Polycom, Inc.	937,251
28,600	@	SBA Communications Corp.	666,380
			3,077,564
		Toys/Games/Hobbies: 1.0%
36,906	@	Marvel Entertainment, Inc.	979,854
			979,854
		Transportation: 2.2%
34,400	@	Genesee & Wyoming, Inc.	731,000
34,633	@	HUB Group, Inc.	588,761
50,400		Knight Transportation, Inc.	764,064
			2,083,825
		Total Common Stock
		(Cost $120,858,270)	90,928,735

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 1.8%
		Apartments: 0.5%
14,100		Mid-America Apartment Communities, Inc.		$434,703
				434,703
		Diversified: 0.7%
20,900		Digital Realty Trust, Inc.		693,462
				693,462
		Shopping Centers: 0.6%
19,700	L	Tanger Factory Outlet Centers, Inc.		607,942
				607,942
		Total Real Estate Investment Trusts
		(Cost $1,712,851)		1,736,107
MUTUAL FUNDS: 0.8%
		Open-End Funds: 0.8%
16,749		iShares Russell 2000 Growth Index Fund		770,119
		Total Mutual Funds
		(Cost $821,184)		770,119
		Total Long-Term Investments
		(Cost $123,392,305)		93,434,961
SHORT-TERM INVESTMENTS: 11.4%
		Affiliated Mutual Fund: 3.5%
3,353,000		ING Institutional Prime Money Market Fund - Class I		3,353,000
		Total Mutual Fund
		(Cost $3,353,000)		3,353,000

Principal Amount				Value
		Securities Lending Collateral(cc): 7.9%
$7,695,663		Bank of New York Mellon Corp. Institutional Cash Reserves		$7,602,204
		Total Securities Lending Collateral
		(Cost $7,695,663)		7,602,204
		Total Short-Term Investments
		(Cost $11,048,663)		10,955,204
		Total Investments in Securities
		(Cost $134,440,968)*	108.6%	$104,390,165
		Other Assets and Liabilities - Net	(8.6)	(8,280,796)
		Net Assets	100.0%	$96,109,369

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $140,518,992.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,685,974
		Gross Unrealized Depreciation		(38,814,801)
		Net Unrealized Depreciation		$(36,128,827)

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$96,787,961	$—
Level 2- Other Significant Observable Inputs	7,602,204	—
Level 3- Significant Unobservable Inputs	—	—
Total	$104,390,165	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 29, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 29, 2009